Tax paid (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Tax paid
Net amounts (receivable)/payable at beginning of year	R (307)	R (4,754)	R 309
Disposal of businesses		40
Net interest and penalties on tax	(1)	(17)	(41)
Income tax per income statement	16,231	9,509	930
Reclassification to held for sale	34	(304)	29
Foreign exchange differences recognised in income statement	25	(14)	48
Translation of foreign operations	(41)	513	(370)
Current tax beginning balance and expenses	15,941	4,973	905
Net tax receivable/(payable) at end of year	(2,410)	307	4,754
Tax payable	(3,142)	(806)	(665)
Tax receivable	732	1,113	5,419
Per the statement of cash flows	13,531	5,280	5,659
Dividend withholding tax	(68)		2
Normal tax including dividend withholding tax	13,531	5,280	5,659
South Africa
Tax paid
Normal tax	11,739	6,622	3,131
Foreign Countries
Tax paid
Normal tax	R 1,860	R (1,342)	R 2,526